Share-based payments - Number of outstanding share options (Details)	12 Months Ended
	Dec. 31, 2025 shares	Dec. 31, 2025 Options	Dec. 31, 2024 Options	Dec. 31, 2023 Options
Employee stock option plan
Share-based payments
Outstanding at the beginning (units)		187,323	197,636	233,000
Granted during the period (units)		15,663	22,620	4,546
Exercised during the period (units)	(7,933)	(24,758)	(7,933)	(19,909)
Forfeited	(25,000)		(25,000)	(20,000)
Outstanding at the end (units)		178,228	187,323	197,636
Class B complex vesting - related to GDEV Inc. shares
Share-based payments
Outstanding at the beginning (units)		36,789	51,504	412,030
Exercised during the period (units)		(14,715)	(14,715)	(44,146)
Forfeited				(183,942)
Cancelled				(132,438)
Outstanding at the end (units)		22,074	36,789	51,504
Complex conditional upon listing - related to GDEV Inc. shares
Share-based payments
Outstanding at the beginning (units)				2,000
Exercised during the period (units)				(2,000)